Wahed FTSE USA Shariah ETF
Schedule of Investments
February 28, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.1%
Administrative and Support Services — 0.3%
Baker Hughes Co.	4,429	$108,422
Robert Half International, Inc.	736	57,253
Rollins, Inc.	1,477	48,992
		214,667
Air Transportation — 0.1%
Delta Air Lines, Inc. (a)	1,088	52,159
United Airlines Holdings, Inc. (a)	492	25,918
		78,077
Ambulatory Health Care Services — 0.3%
Laboratory Corp. of America Holdings (a)	641	153,782
Quest Diagnostics, Inc.	898	103,800
		257,582
Apparel Manufacturing — 0.7%
Cintas Corp.	594	192,658
Lululemon Athletica, Inc. (a)	779	242,799
VF Corp.	2,181	172,582
		608,039
Beverage and Tobacco Product Manufacturing — 0.4%
Keurig Dr. Pepper, Inc.	3,014	91,987
Monster Beverage Corp. (a)	2,482	217,771
		309,758
Broadcasting (Except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	152	22,095
Liberty Broadband Corp. - Class C (a)	1,086	162,368
		184,463
Building Material and Garden Equipment — 3.3%
Lowe's Cos., Inc.	5,100	814,725
The Home Depot, Inc.	7,243	1,871,157
		2,685,882
Chemical Manufacturing — 18.5%
Abbott Laboratories	11,686	1,399,749
Air Products & Chemicals, Inc.	1,496	382,408
Albemarle Corp.	701	110,204
Alexion Pharmaceuticals, Inc. (a)	1,424	217,516
Biogen, Inc. (a)	1,014	276,700
BioMarin Pharmaceutical, Inc. (a)	1,213	93,923
Bristol-Myers Squibb Co.	15,197	932,032
CF Industries Holdings, Inc.	1,435	64,977
Church & Dwight Co., Inc.	1,673	131,749
Dow, Inc.	4,950	293,585
DuPont de Nemours, Inc.	4,909	345,201
Eli Lilly & Co.	5,681	1,163,980
FMC Corp.	880	89,487

International Flavors & Fragrances, Inc.	721	97,703
Jazz Pharmaceuticals PLC (a)(b)	351	58,982
Johnson & Johnson	17,827	2,824,866
Linde PLC (b)	3,545	865,937
Merck & Co., Inc.	17,121	1,243,327
Perrigo Co. PLC (b)	927	37,414
Pfizer, Inc.	37,578	1,258,487
PPG Industries, Inc.	1,595	215,038
Regeneron Pharmaceuticals, Inc. (a)	630	283,859
The Clorox Co.	837	151,539
The Estee Lauder Cos., Inc. - Class A	1,492	426,503
The Procter & Gamble Co.	16,461	2,033,427
West Pharmaceutical Services, Inc.	498	139,764
Westlake Chemical Corp.	221	18,915
		15,157,272
Clothing and Clothing Accessories Stores — 1.0%
Ross Stores, Inc.	2,355	274,687
The TJX Cos., Inc.	8,120	535,839
		810,526
Computer and Electronic Product Manufacturing — 32.5% (c)
Advanced Micro Devices, Inc. (a)	8,167	690,193
Agilent Technologies, Inc.	2,077	253,539
Analog Devices, Inc.	2,473	385,343
Apple, Inc.	109,343	13,258,932
Bio-Rad Laboratories, Inc. - Class A (a)	132	77,154
Cisco Systems, Inc.	28,550	1,281,038
Danaher Corp.	4,225	928,106
Eaton Corp. PLC	2,718	353,856
Ecolab, Inc.	1,668	349,212
Fortive Corp.	1,991	131,048
HP, Inc.	9,252	268,030
Intel Corp.	27,723	1,685,004
Juniper Networks, Inc.	2,177	50,681
Marvell Technology Group Ltd.	4,489	216,729
Medtronic PLC (b)	9,069	1,060,801
Micron Technology, Inc. (a)	7,522	688,489
NXP Semiconductors NV (b)	1,874	342,099
QUALCOMM, Inc.	7,635	1,039,811
Roper Technologies, Inc.	697	263,201
Seagate Technology PLC	1,512	110,724
Teradyne, Inc.	1,110	142,757
Texas Instruments, Inc.	6,221	1,071,692
Thermo Fisher Scientific, Inc.	2,675	1,203,964
Trane Technologies PLC (b)	1,601	245,337
Trimble, Inc. (a)	1,660	123,072
Varian Medical Systems, Inc. (a)	606	106,214
Vontier Corp. (a)	793	24,900
Western Digital Corp.	2,050	140,487
Zebra Technologies Corp. - Class A (a)	342	170,805
		26,663,218

Construction of Buildings — 0.5%
DR Horton, Inc.	2,241	172,266
Lennar Corp. - Class A	1,798	149,180
Lennar Corp. - Class B	103	6,814
PulteGroup, Inc.	1,773	79,980
		408,240
Couriers and Messengers — 1.4%
FedEx Corp.	1,621	412,545
United Parcel Service, Inc. - Class B	4,852	765,791
		1,178,336
Data Processing, Hosting and Related Services — 0.1%
Hewlett Packard Enterprise Co.	8,694	126,585

Electrical Equipment, Appliance and Component Manufacturing — 0.3%
Rockwell Automation, Inc.	787	191,461
Whirlpool Corp.	409	77,743
		269,204
Fabricated Metal Product Manufacturing — 0.6%
Emerson Electric Co.	3,993	342,999
Stanley Black & Decker, Inc.	1,029	179,910
		522,909
Food Manufacturing — 1.1%
Archer-Daniels-Midland Co.	3,754	212,401
Bunge Ltd.	915	70,071
Mondelez International, Inc. - Class A	9,528	506,508
The JM Smucker Co.	733	82,096
		871,076
Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	1,002	124,268

Furniture and Related Product Manufacturing — 0.1%
Fortune Brands Home & Security, Inc.	908	75,491

General Merchandise Stores — 1.1%
Burlington Stores, Inc. (a)	434	112,328
Dollar Tree, Inc. (a)	1,577	154,861
Target Corp.	3,375	619,110
		886,299
Health and Personal Care Stores — 1.2%
CVS Health Corp.	8,899	606,289
Ulta Beauty, Inc. (a)	352	113,460
Walgreens Boots Alliance, Inc.	4,886	234,186
		953,935
Hospitals — 0.1%
Universal Health Services, Inc. - Class B	494	61,913

Leather and Allied Product Manufacturing — 1.4%
NIKE, Inc. - Class B	8,296	1,118,135

Machinery Manufacturing — 1.6%
Applied Materials, Inc.	6,209	733,842
Cummins, Inc.	991	250,921
IDEX Corp.	505	98,561
Pentair PLC (b)	1,107	61,915
Snap-on, Inc.	350	71,088
Xylem, Inc.	1,200	119,472
		1,335,799

Merchant Wholesalers, Durable Goods — 2.1%
Copart, Inc. (a)	1,377	150,313
Fastenal Co.	3,886	180,194
Flex Ltd. (a)	3,354	61,009
Genuine Parts Co.	933	98,292
Henry Schein, Inc. (a)	971	60,057
Johnson Controls International PLC	4,904	273,594
KLA Corp.	1,040	323,679
LKQ Corp. (a)	2,060	81,144
Mohawk Industries, Inc. (a)	368	64,396
TE Connectivity Ltd. (b)	2,211	287,496
WW Grainger, Inc.	299	111,440
		1,691,614
Merchant Wholesalers, Nondurable Goods — 0.5%
AmerisourceBergen Corp.	987	99,904
Cardinal Health, Inc.	1,975	101,752
McKesson Corp.	1,095	185,625
		387,281
Mining (Except Oil and Gas) — 1.2%
Freeport-McMoRan, Inc. (a)	9,856	334,217
Martin Marietta Materials, Inc.	408	137,443
Newmont Goldcorp Corp.	5,473	297,622
Southern Copper Corp.	543	38,732
Vulcan Materials Co.	882	147,285
		955,299
Miscellaneous Manufacturing — 3.7%
Align Technology, Inc. (a)	518	293,763
Baxter International, Inc.	3,431	266,554
Becton, Dickinson & Co.	1,865	449,745
Boston Scientific Corp. (a)	9,550	370,349
DENTSPLY SIRONA, Inc.	1,410	74,829
Dover Corp.	947	116,727
Edwards Lifesciences Corp. (a)	4,179	347,275
STERIS PLC	551	96,315
Stryker Corp.	2,332	565,953
Teleflex, Inc.	309	123,019
The Cooper Cos., Inc.	322	124,334
Zimmer Biomet Holdings, Inc.	1,377	224,533
		3,053,396
Miscellaneous Store Retailers — 0.1%
Tractor Supply Co.	777	123,512

Motor Vehicle and Parts Dealers — 0.6%
Advance Auto Parts, Inc.	431	69,111
AutoZone, Inc. (a)	145	168,188
O'Reilly Automotive, Inc. (a)	463	207,114
Sensata Technologies Holding PLC (a)	1,028	58,894
		503,307
Oil and Gas Extraction — 0.7%
Cabot Oil & Gas Corp.	2,667	49,366
EOG Resources, Inc.	3,981	257,013
Phillips 66	2,949	244,915
		551,294
Paper Manufacturing — 0.4%
International Paper Co.	2,662	132,168
Packaging Corp. of America	633	83,569
Westrock Co.	1,762	76,806
		292,543

Petroleum and Coal Products Manufacturing — 3.7%
Chevron Corp.	13,034	1,303,400
Exxon Mobil Corp.	28,629	1,556,559
Valero Energy Corp.	2,786	214,466
		3,074,425
Primary Metal Manufacturing — 0.5%
Corning, Inc.	4,972	190,129
Nucor Corp.	2,066	123,588
Steel Dynamics, Inc.	1,374	57,131
		370,848
Professional, Scientific and Technical Services — 1.7%
Amdocs Ltd.	876	66,410
Cerner Corp.	2,061	142,498
Cognizant Technology Solutions Corp. - Class A	3,627	266,512
Exact Sciences Corp. (a)	1,001	136,256
F5 Networks, Inc. (a)	407	77,322
Gartner, Inc. (a)	585	104,738
GoDaddy, Inc. - Class A (a)	1,127	91,422
Jack Henry & Associates, Inc.	505	74,962
Omnicom Group, Inc.	1,458	100,208
The Interpublic Group of Cos., Inc.	2,627	68,617
The Trade Desk, Inc. - Class A (a)	262	211,012
VMware, Inc. - Class A (a)	531	73,390
		1,413,347
Publishing Industries (Except Internet) — 5.5%
Adobe, Inc. (a)	3,248	1,493,008
Akamai Technologies, Inc. (a)	1,080	102,060
ANSYS, Inc. (a)	558	190,272
Autodesk, Inc. (a)	1,471	405,996
Cadence Design Systems, Inc. (a)	1,865	263,133
Citrix Systems, Inc.	824	110,070
News Corp. - Class A	2,650	62,143
News Corp. - Class B	821	18,817
Paycom Software, Inc. (a)	327	122,376
PTC, Inc. (a)	701	95,995
Salesforce.com, Inc. (a)	5,926	1,282,979
Synopsys, Inc. (a)	1,019	249,869
Tyler Technologies, Inc. (a)	254	117,709
		4,514,427
Rail Transportation — 0.7%
Kansas City Southern	623	132,288
Norfolk Southern Corp.	1,720	433,543
		565,831
Support Activities for Agriculture and Forestry — 0.3%
Corteva, Inc.	5,150	232,523

Support Activities for Mining — 1.0%
ConocoPhillips	9,267	481,977
Diamondback Energy, Inc.	1,071	74,199
Hess Corp.	1,846	120,968
Pioneer Natural Resources Co.	1,112	165,210
		842,354
Support Activities for Transportation — 0.3%
CH Robinson Worldwide, Inc.	891	80,948
Expeditors International of Washington, Inc.	1,124	103,228
XPO Logistics, Inc. (a)	607	70,776
		254,952
Telecommunications — 0.8%
ResMed, Inc.	948	182,755
T-Mobile US, Inc. (a)	3,714	445,569
		628,324

Transit and Ground Passenger Transportation — 0.6%
Uber Technologies, Inc. (a)	9,364	484,587

Transportation Equipment Manufacturing — 5.3%
Aptiv PLC (a)(b)	1,786	267,614
Autoliv, Inc. (a)	593	53,370
BorgWarner, Inc.	1,666	74,970
Gentex Corp.	1,661	58,766
Lear Corp.	405	67,267
PACCAR, Inc.	2,279	207,366
Polaris, Inc.	365	42,982
Tesla, Inc. (a)	5,112	3,453,156
Westinghouse Air Brake Technologies Corp.	1,216	88,075
		4,313,566
Truck Transportation — 0.3%
JB Hunt Transport Services, Inc.	548	80,485
Old Dominion Freight Line, Inc.	650	139,600
		220,085
Utilities — 1.1%
Atmos Energy Corp.	827	69,972
Avangrid, Inc.	362	16,565
Edison International	2,400	129,576
Exelon Corp.	6,533	252,174
Pinnacle West Capital Corp.	744	52,028
Public Service Enterprise Group, Inc.	3,413	183,722
Sempra Energy	1,960	227,321
		931,358
Wood Product Manufacturing — 0.1%
Masco Corp.	1,771	94,253
TOTAL COMMON STOCKS (Cost $67,128,120)		80,400,800

REITS — 1.1%
Real Estate — 0.7%
Prologis, Inc.	5,003	495,647
Regency Centers Corp.	1,134	62,120
		557,767
Telecommunications — 0.4%
Equinix, Inc.	600	389,004
TOTAL REITS (Cost $976,284)		946,771

TOTAL INVESTMENTS — 99.2% (Cost $68,104,404)		81,347,571
Other assets and liabilities, net — 0.8%		621,531
NET ASSETS — 100.0%		$81,969,102

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$80,400,800	$-	$-	$80,400,800
REITs	946,771	-	-	946,771
Total Investments in Securities	$81,347,571	$-	$-	$81,347,571

* See the Schedule of Investments for industry classifications.